INCOME TAXES - Reconciliation between statutory and effective income tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Effective income tax rate reconciliation, difference due to tax effects
Profit / (loss) before tax from continuing operations	$ 908	$ (82)		$ 1,044
Income tax benefit / (expense) at statutory tax rate (25%)	(227)	21		(261)
Different tax rates in different jurisdictions	7	(28)		21
Non-deductible expenses	(44)	(209)		(90)
Non-taxable income	198	37		5
Adjustments in respect of previous years	(21)	(3)		(49)
Movements in (un)recognized deferred tax assets	(76)	(89)		(13)
Withholding taxes	(73)	(56)		(50)
Uncertain tax positions	(21)	(1)		6
Change in income tax rate	0	0		1
Other	1	(15)		32
Income tax benefit / (expense)	$ (258)	$ (313)	[1]	$ (462)	[1]
Effective tax rate	28.40%	(381.70%)		44.30%
Netherlands
Effective income tax rate reconciliation, difference due to tax effects
Movements in (un)recognized deferred tax assets	$ (73)	$ (101)		$ (42)
Global Telecom Holding S.A.E
Effective income tax rate reconciliation, difference due to tax effects
Movements in (un)recognized deferred tax assets	$ 5	0		$ (43)
Egyptian Tax Authority | Global Telecom Holding S.A.E
Effective income tax rate reconciliation, difference due to tax effects
Other

[1]	*Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see Note 10)